Schedule I - Condensed Financial Information of Parent	12 Months Ended
Dec. 31, 2011
Schedule I - Condensed Financial Information of Parent [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
SCHEDULE I
ICAHN ENTERPRISES HOLDINGS L.P.
(Parent Company)
CONDENSED BALANCE SHEETS

	December 31,
	2011	2010
	(In Millions)
ASSETS
Cash and cash equivalents	$24	$204
Other assets	158	142
Investments in subsidiaries, net	6,805	6,072
Total Assets	$6,987	$6,418
LIABILITIES AND EQUITY
Accrued expenses and other liabilities	99	100
Debt	3,112	3,115
	3,211	3,215
Commitments and contingencies (Note 3)
Equity:
Limited partner	4,087	3,521
General partner	(311)	(318)
Total equity	3,776	3,203
Total Liabilities and Equity	$6,987	$6,418

SCHEDULE I
ICAHN ENTERPRISES HOLDINGS L.P.
(Parent Company)
CONDENSED STATEMENTS OF OPERATIONS

	Year Ended December 31,
	2011	2010	2009
	(In Millions)
Net gain from investment activities	$7	$2	$3
Interest and dividend income	3	4	32
Loss on extinguishment of debt	—	(39)	—
Equity in earnings of subsidiaries	976	445	371
Other income, net	14	11	8
	1,000	423	414
Interest expense	227	195	131
Selling, general and administrative	22	26	24
	249	221	155
Income from continuing operations	751	202	259
Income from discontinued operations	—	—	1
Net income	$751	$202	$260
Net income allocable to:
Limited partner	$748	$200	$239
General partner	3	2	21
	$751	$202	$260

SCHEDULE I
ICAHN ENTERPRISES HOLDINGS L.P.
(Parent Company)
CONDENSED STATEMENTS OF CASH FLOWS

	Year Ended December 31,
	2011	2010	2009
	(In Millions)
Cash flows from operating activities:
Net income	$751	$202	$260
Adjustments to reconcile net income to net cash used in operating activities:
Equity in income of subsidiary	(976)	(445)	(371)
Investment gains	(7)	(2)	(3)
Depreciation and amortization	2	5	5
Loss on extinguishment of debt	—	39	—
Other, net	—	26	9
Change in operating assets and liabilities	(10)	29	11
Net cash used in operating activities	(240)	(146)	(89)
Cash flows from investing activities:
Net investment in subsidiaries	109	(855)	(207)
Capital expenditures	—	—	(1)
Purchase of marketable equity and debt securities	—	—	—
Proceeds from marketable equity and debt securities	—	65	172
Other, net	2	2	1
Net cash provided by (used in) investing activities	111	(788)	(35)
Cash flows from financing activities:
Partnership distributions	(48)	(85)	(77)
Partner contribution	—	3	—
Proceeds from borrowings	—	2,487	—
Repayments of borrowings	(3)	(1,349)	(8)
Net cash provided by (used in) financing activities	(51)	1,056	(85)
Net change in cash and cash equivalents	(180)	122	(209)
Cash and cash equivalents, beginning of period	204	82	291
Cash and cash equivalents, end of period	$24	$204	$82

ICAHN ENTERPRISES HOLDINGS L.P. (Parent Company)
NOTES TO CONDENSED FINANCIAL STATEMENTS

1.  Description of Business and Basis of Presentation
Icahn Enterprises Holdings L.P. (“Icahn Enterprises Holdings”) is a limited partnership formed in Delaware on February 17, 1987. Our sole limited partner is Icahn Enterprises L.P. (“Icahn Enterprises”), a master limited partnership which owns a 99% interest in us. Icahn Enterprises G.P. Inc. (“Icahn Enterprises GP''), our sole 1% general partner, is a Delaware corporation which is owned and controlled by Carl C. Icahn. As of December 31, 2011, Icahn Enterprises Holdings is engaged in the following continuing operating businesses: Investment, Automotive, Gaming, Railcar, Food Packaging, Metals, Real Estate and Home Fashion.
The condensed financial statements of Icahn Enterprises Holdings should be read in conjunction with the consolidated financial statements and notes thereto included elsewhere in this registration statement on Form S-4.
2.  Debt
See Note 10, “Debt,” to the consolidated financial statements located elsewhere in this registration statement on Form S-4. Parent company debt is reported gross in the condensed financial statements whereas it appears in our consolidated financial statements for fiscal 2011 net of $44 million as of December 31, 2011 and 2010, of principal amount purchased in fiscal 2008 that is held by an Icahn Enterprises Holdings subsidiary.
Debt consists of the following (in millions):

	December 31,
	2011	2010
	(in millions)
Senior unsecured variable rate convertible notes due 2013	$556	$556
Senior unsecured 8% notes due 2018	1,444	1,444
Senior unsecured 7.75% notes due 2016	1,046	1,045
Mortgages payable	66	70
Total debt	$3,112	$3,115

3.  Commitments and Contingencies
See Note 17, “Commitments and Contingencies,” to the consolidated financial statements located elsewhere in this registration statement on Form S-4.